Commitments and contingent obligations - Schedule of Commitment Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Operating Leases [Line Items]
2013	$ 6,783
2014	6,913
2015	6,954
2016	7,024
2017	7,053
Thereafter	24,239
Operating leases, future minimum payments due	$ 58,966